SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2013	2012	2011
Beginning balance	$73	$49	$45
Bad debt expense	28	37	15
Write-offs	(21)	(13)	(16)
Other(a)	1	—	5
Ending balance	$81	$73	$49

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	GLOBAL	GLOBAL	GLOBAL
MILLIONS	INDUSTRIAL	INSTITUTIONAL	ENERGY	OTHER	TOTAL
December 31, 2012	$2,751.6	$720.6	$2,325.3	$123.0	$5,920.5
Current year business acquisitions(a)	33.9	—	1,037.9	—	1,071.8
Business divestiture	(2.1)	—	—	—	(2.1)
Effect of foreign currency translation	(53.9)	(14.0)	(57.0)	(2.4)	(127.3)
December 31, 2013	$2,729.5	$706.6	$3,306.2	$120.6	$6,862.9

(a)	For 2013, none of the goodwill acquired is expected to be tax deductible.

Weighted-average useful life by type of asset	NUMBER OF YEARS
Customer relationships	14
Trademarks	15
Patents	14
Other technology	8

Future estimated amortization expenses	MILLIONS
2011	$62
2012	237
2013	293
2014	304
2015	301
2016	297
2017	293
2018	287

Computations of the basic and diluted earnings attributable to Ecolab per share amounts

MILLIONS EXCEPT PER SHARE	2013	2012	2011
Net income attributable to Ecolab	$967.8	$703.6	$462.5
Weighted-average common shares outstanding
Basic	299.9	292.5	236.9
Effect of dilutive stock options, units and awards	6.0	6.4	5.2
Diluted	305.9	298.9	242.1
Earnings attributable to Ecolab per common share
Basic	$3.23	$2.41	$1.95
Diluted	$3.16	$2.35	$1.91
Anti-dilutive securities excluded from the computation of earnings per share	1.8	2.6	4.7